14. Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from customers [abstract]
Schedule of deposits
	2019	2018
Judicial Deposits	841,746	726,491
Maintenance Deposits	830,282	647,057
Deposits in Guarantee for Leases Agreements	296,327	238,747
Total	1,968,355	1,612,295